SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Schedule of assumptions in the estimated fair value of stock options

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—